CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 807,275,992	$ 816,779,973
Restricted cash	110,920,029	79,602,299
Inventories	318,503,459	249,778,729
Project assets, current portion	7,960,441	8,860,635
Accounts receivable, net of allowance for doubtful accounts of $45,438,767 and $106,825,173 as of December 31, 2011 and 2012, respectively	390,157,310	466,537,084
Current portion of advances to suppliers, net	57,846,194	63,492,494
Deferred income tax assets, net	12,716,521	10,466,825
Prepaid expenses and other current assets	60,107,295	73,203,526
Total current assets	1,765,487,241	1,768,721,565
Advances to suppliers, net of current portion	86,992,874	120,144,449
Property, plant and equipment, net	893,340,005	919,726,634
Prepaid land use rights, net	41,961,273	42,848,081
Project assets, net of current portion	23,397,997	2,902,034
Deferred income tax assets, net	41,047,764	19,038,544
Investment in equity affiliates	10,960,391	4,066,872
Other noncurrent assets	1,669,354
TOTAL ASSETS	2,864,856,899	2,877,448,179
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	875,820,790	389,472,291
Convertible senior notes	83,582,000
Accounts payable	423,985,165	472,091,736
Amount due to related parties	4,861,497	6,748,353
Income taxes payable	936,803	4,502,285
Accrued expenses and other current liabilities	89,968,617	134,620,653
Total current liabilities	1,479,154,872	1,007,435,318
Long-term borrowings, excluding current portion	415,150,385	520,150,533
Convertible senior notes		127,756,000
Accrued warranty costs	65,780,019	58,810,186
Other noncurrent liabilities	22,986,914	17,970,893
Total liabilities	1,983,072,190	1,732,122,930
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
Non-controlling interest	199,717	199,852
Total equity	881,784,709	1,145,325,249
Commitments and contingencies (Note 17)
TOTAL LIABILITIES AND EQUITY	$ 2,864,856,899	$ 2,877,448,179